Summary of Significant Accounting Policies (Details) - Schedule of the shares of Class A common stock reflected in the condensed balance sheets as temporary equity - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of The Shares Of Class ACommon Stock Reflected In The Condensed Balance Sheets As Temporary Equity Abstract
Gross proceeds for the Initial Public Offering		$ 172,500,000
Less:
Proceeds allocated to the initial fair value of Public Warrants		(6,210,000)
Class A common stock issuance costs		(9,527,789)
Fair value of Founder Shares attributable to Anchor Investor allocated to redeemable Class A common stock, net of allocated transaction costs		(4,252,433)
Plus:
Re-measurement of carrying value to redemption value	$ 7,428	19,990,222
Class A common stock subject to possible redemption	$ 172,507,428	$ 172,500,000